SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
VIEs financial information
Net revenue	¥ 2,792,077	¥ 1,616,166	¥ 1,055,960
Net income (loss)	(430,268)	(326,900)	(276,412)
Net cash provided by operating activities	(12,910)	(167,816)	(128,980)
Net cash used in investing activities	(4,733,050)	(2,005,054)	(1,147,064)
Net cash provided by (used in) financing activities	4,876,806	2,355,728	2,128,614
VIEs
VIEs financial information
Loans to be issued to shareholders for equity contribution	¥ 310,100
Loans issued to shareholders for equity contribution, Prior notice period	30 days
Net revenue	¥ 2,712,875	1,469,929	846,168
Net income (loss)	(59,757)	44,541	22,246
Net cash provided by operating activities	739,848	186,843	249,715
Net cash used in investing activities	(1,063,826)	(286,476)	(158,681)
Net cash provided by (used in) financing activities	614,575	(7,417)	304,973
Costs for outsourcing and other services provided by other entities within the Company	¥ 1,260,481	658,617	343,271
VIEs | ASU 2016-18
VIEs financial information
Net cash provided by operating activities		3,663	¥ 10,091
Net cash provided by (used in) financing activities		¥ 20,675